May 2, 2022
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: 	American Fidelity Separate Account B (File Nos. 333-25663, 811-08187)
Ladies and Gentlemen:

      On behalf of American Fidelity Assurance
Company (the "Company") and American Fidelity Separate Account B ("Separate Account B"), I am filing this certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the form of Prospectus and Statement of Additional
Information ("SAI") for certain variable annuity contracts offered by the Company through Separate Account B otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the form of Prospectus and SAI contained in the 485(b) post-effective amendment to registration statement on Form N-4 for Separate Account
B, which was filed electronically with the Securities and Exchange Commission via EDGAR on April 28, 2022 and
became effective on May 1, 2022.
Sincerely,
					/s/ Jennifer Wheeler
					Jennifer Wheeler
					Vice President

American Fidelity Assurance Company P.O. Box 25523 Oklahoma City, OK 73125-0523 americanfidelity.com